Issuance of units	12 Months Ended
Dec. 31, 2020
Issuance Of Units
Issuance of units

NOTE 12 – ISSUANCE OF UNITS

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $25,000. An amended Sales Agreement was entered into on August 3, 2020. As of December 31, 2020, since the commencement of the amended Sales Agreement, Navios Partners has issued 357,508 units and received net proceeds of $2,231. Pursuant to the issuance of the common units, Navios Partners issued 7,298 general partnership units to its general partner in order to maintain its 2.0% general partner interest. The net proceeds from the issuance of the general partnership units were $47.

On April 25, 2019, Navios Partners announced that its Board of Directors had approved 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partner units. The reverse stock split was effective on May 21, 2019 and the common units commenced trading on such date on a split adjusted basis.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company's common units over a two year period. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in Navios Partners' discretion and without notice. The Board of Directors will review the program periodically. Repurchases are subject to restrictions under Navios Partners' credit facilities. As of December 31, 2020, Navios Partners had repurchased and cancelled 312,952 common units on a split adjusted basis, for a total cost of approximately $4,499.

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $35 and $0 for the years ended December 31, 2020 and December 31, 2019, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2020.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above for the years ended December 31, 2020 and 2019, amounted to $116 and to $190 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations.

In December 2018, Navios Partners authorized the granting of 97,633 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. Navios Partners also issued 1,993 general partnership units to its general partner for net proceeds of $27. The effect of compensation expense arising from the restricted common units described above amounted to $348, $669 and $20 for the years ended December 31, 2020, 2019 and 2018 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2020 and 2019.

In December 2017, Navios Partners authorized the granting of 91,336 restricted common units, which were issued on January 11, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 1,864 general partnership units to its general partner for net proceeds of $64. The effect of compensation expense arising from the restricted common units described above amounted to $447, $833 and $1,600 for the years ended December 31, 2020, 2019 and 2018, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2020, 2019 and 2018.

The effect of compensation expense arising from the restricted common units granted in December 2016, amounted to $325 for the year ended December 31, 2019 and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations.

As of December 31, 2020, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2017, 2018 and 2019 not yet recognized was $579.

Restricted common units outstanding and not vested were 92,699 units, on a split adjusted basis, as of December 31, 2020.

On February 21, 2018, Navios Partners completed a public offering of 1,228,133 on a split adjusted basis common units at $28.50 per unit and raised gross proceeds of approximately $35,002. The net proceeds of this offering, including the underwriting discount and the offering costs of $1,629 in total, were approximately $33,373. Pursuant to this offering, Navios Partners issued 25,064 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $714.

As of December 31, 2020, Navios Holdings owned 18.2% common unit interest in Navios Partners and the General Partner owned 2.1% general partner interest in Navios Partners.